COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Stock Options Outstanding

A summary of stock options outstanding as of September 30, 2023, all of which expire in 2033, including the relevant exercise price is presented below:

Schedule of Stock Options Outstanding

Exercise	Expiration
Price	2033	Total
$1.2056	29,237,632	29,237,632
	29,237,632	29,237,632